Financial instruments - Fair value of the convertible senior secured notes (Details) - Convertible senior secured notes - Financial liabilities at fair value through profit and loss category	Dec. 31, 2025 $ / shares Y	Dec. 31, 2024 $ / shares Y	Dec. 23, 2024 $ / shares Y	Dec. 31, 2023 $ / shares Y
Share price
Financial instruments
Significant unobservable input liabilities	5.33	12.58	7.42	6.88
Conversion price
Financial instruments
Significant unobservable input liabilities	3.5	3.5	3.5	110
Interest rate
Financial instruments
Significant unobservable input liabilities	0.12	0.12	0.12	0.09
Credit spread
Financial instruments
Significant unobservable input liabilities	0.4657	0.4064	0.4104	0.275
Expected life
Financial instruments
Significant unobservable input liabilities | Y	3	4	4	3
Risk-free rate
Financial instruments
Significant unobservable input liabilities	0.035	0.044	0.044	0.04
Dividend yield
Financial instruments
Significant unobservable input liabilities	0	0	0	0
Volatility
Financial instruments
Significant unobservable input liabilities	0.85	0.85	0.85	0.90